Deposits by Banks - Parent	12 Months Ended
Dec. 31, 2021
Disclosure Of Deposits From Banks [Line Items]
Deposits by Banks
24. DEPOSITS BY BANKS

		Group
	2021	2020
	£m	£m
Items in the course of transmission	414	375
Deposits held as collateral	941	2,071
Other deposits(1)	32,507	18,527
	33,862	20,973
(1)Includes drawdown from the TFS of £0.0bn (2020: £6.3bn) and drawdown from the TFSME of £31.9bn (2020: £11.7bn).

Santander UK Group Holdings plc
Disclosure Of Deposits From Banks [Line Items]
Deposits by Banks	DEPOSITS BY BANKSThese consist of amounts due to subsidiaries under loan agreements and are repayable on demand.